Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated amortization, patent and trademarks	$ 275,591	$ 258,294	$ 237,331
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	675,000,000	675,000,000	675,000,000
Common stock, shares issued	111,252,373	102,553,706	53,873,872
Common stock, shares outstanding	110,901,833	102,203,166	53,523,332
Treasury stock, shares	350,540	350,540	350,540
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	37,564,767	37,564,767	37,564,767
Preferred stock, shares issued	0	304,778	324,778
Preferred stock, shares outstanding	0	304,778	324,778
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	85	85	85
Preferred stock, shares issued	0.85	0.85	0.92
Preferred stock, shares outstanding	0.85	0.85	0.92